Kumamoto Earthquake - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses		¥ 4,753,174	¥ 5,150,750	¥ 5,188,259
Insurance claim paid by insurance carriers	¥ 20,000
Other Operating Revenue
Business Interruption Loss [Line Items]
Difference amount recorded in other operating revenue from insurance recoveries	9,318
Repair Costs of Fixed Assets and a Loss on Disposal of Inventories
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses					¥ 16,682
Insurance recoveries					10,682
Insurance receivables agreed by insurance carriers					10,000
Remaining insurance receivables					682
Amount due to certain carrier as reinsurance					2,000
Amount paid to insurance carriers				¥ 2,000
Idle Facility Costs at Manufacturing Sites
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses					¥ 9,365
Business Interruption Coverage
Business Interruption Loss [Line Items]
Insurance receivables agreed by insurance carriers	¥ 10,000